Exhibit 99.1

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2012
FX Rate	1.024
1 Month LIBOR	0.20900%
1 Month BBSW	3.33000%
Distribution Date	12/14/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:			October 1, 2012
Closing Date:			October 11, 2012

		USD	AUD	Units	WAC
Original Pool Balance:			$822,946,650.45

			Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$180,000,000.00	$175,781,250.00	21.360%	3.6875%	Oct-2013
Class A-2a Notes	Fixed	$130,000,000.00	$126,953,125.00	15.427%	4.2400%	Jun-2015
Class A-2b Notes	Floating	$102,500,000.00	$100,097,656.25	12.163%	4.1500%	Jun-2015
Class A-3a Notes	Fixed	$175,000,000.00	$170,898,437.50	20.767%	4.6475%	Mar-2017
Class A-3b Notes	Floating	$60,000,000.00	$58,593,750.00	7.120%	4.5775%	Mar-2017
Class A-4a Notes	Fixed	$82,500,000.00	$80,566,406.25	9.790%	4.8850%	Aug-2018
Class A-4b Notes	Floating	$20,000,000.00	$19,531,250.00	2.373%	4.8750%	Aug-2018
Class B Notes		—	$9,053,000.00	1.100%	—	—
Class C Notes		—	$30,037,000.00	3.650%	—	—
Class D Notes		—	$20,574,000.00	2.500%	—	—
Class E Notes		—	$18,516,000.00	2.250%	—	—
Seller Notes		—	$12,345,000.00	1.500%	—	—

Total Securities		$750,000,000.00	$822,946,875.00	100.000%

Please note: The Note Rate as at current distribution date.

II. NOTE BALANCE AND PORTFOLIO INFORMATION
		Beginning of Period			Ending of Period		Change
		USD	AUD	Note Factor	AUD Balance	Note Factor	AUD
Class A-1 Notes		158,073,885.70	$154,369,029.00	0.8781883	$132,279,192.67	0.7525216	$0.1256666
Class A-2a Notes		130,000,000.00	$126,953,125.00	1.0000000	$126,953,125.00	1.0000000	$—
Class A-2b Notes		102,500,000.00	$100,097,656.25	1.0000000	$100,097,656.25	1.0000000	$—
Class A-3a Notes		175,000,000.00	$170,898,437.50	1.0000000	$170,898,437.50	1.0000000	$—
Class A-3b Notes		60,000,000.00	$58,593,750.00	1.0000000	$58,593,750.00	1.0000000	$—
Class A-4a Notes		82,500,000.00	$80,566,406.25	1.0000000	$80,566,406.25	1.0000000	$—
Class A-4b Notes		20,000,000.00	$19,531,250.00	1.0000000	$19,531,250.00	1.0000000	$—
Class B Notes		—	$9,053,000.00	1.0000000	$9,053,000.00	1.0000000	$—
Class C Notes		—	$30,037,000.00	1.0000000	$30,037,000.00	1.0000000	$—
Class D Notes		—	$20,574,000.00	1.0000000	$20,574,000.00	1.0000000	$—
Class E Notes		—	$18,516,000.00	1.0000000	$18,516,000.00	1.0000000	$—
Seller Notes		—	$12,345,000.00	1.0000000	$12,345,000.00	1.0000000	$—

Total Securities		$728,073,885.70	$801,534,654.00		$779,444,817.67

Weighted Avg. Coupon (WAC)			8.44%		8.43%
Weighted Avg. Term Remaining Maturity (WARM)			40.32		39.74
Pool Receivables Balance			$801,534,654.00		$779,444,817.67
Remaining Number of Receivables			25,484		24,925

Pool Factors			0.9739813		0.9471389

III. COLLECTIONS	AUD

Principal:
Principal Collections	$22,036,488.83
Less Principal Draws	$—

Net Principal Collections	$22,036,488.83

Return of overfunding in first period	$—

Liquidity Reserve Balance Excess	$—

Adjusted Principal Collections	$22,036,488.83

Available Income Applied Towards Total Principal Collections:
Reimbursement of Principal Draws	$—
Reimbursement of Defaulted Amounts	$53,347.50
Reimbursement of Charge-Offs	$—
Reimbursement of Seller Charge-Offs	$—

Total Principal Collections	$22,089,836.33
Interest:
Lesser of Finance Charges and Collections	$5,716,326.11
Investment Income
Interest Rate Swap Collections	$—
Currency Swap Collections	$—
Interest Income	$56,583.17
GST Income Tax Credits Received	$—
Other Amounts Received	$—
Interest earned on liquidity reserve	$20,666.24
Final Release of Liquidity Reserve Balance	$—

Total Income Collections	$5,793,575.52

Total Collections	$27,883,411.85

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2012
FX Rate	1.024
1 Month LIBOR	0.20900%
1 Month BBSW	3.33000%
Distribution Date	12/14/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS
APPLICATION OF AVAILABLE INCOME						AUD

Total Income Collections						$5,793,575.52
Liquidity Reserve Account Release						$—
Principal Draw						$—
Liquidity Reserve Account Draw						$—

Total Available for Distribution						$5,793,575.52

1. $1 to Income Unitholder						$1.00

2. Series Trust Expenses
Servicer Fee @0.22%:
Servicer Fee Due						$144,935.03
Trustee Fee Due						$10,870.13
US$ Trustee, Principal paying agent, Registrar and Agent Bank Fee Due						$—
Manager Fee @0.02%
Manager Fee Due						$13,175.91
Custodian Fee @ 0.01%
Custodian Fee Due						$6,587.96
Collections Bank Account Charges						$2,896.77
Additional Series Trust Expenses						$—

						$178,465.80
3. Senior Hedge Payments to Counterparties:
Net Currency Swap Payment						$—
Net Interest Rate Swap Payment						$500,684.66
Net Currency Swap Termination Payment						$—
Net Interest Rate Swap Termination Payment						$—

Total Senior Hedge Payments to Counterparties						$500,684.66

4. Class A Noteholders Interest:	Amount Due in USD	Amount Paid in USD	Amount Due Per $1000 of Principal Amount (USD)	Amount Paid Per $1000 of Principal Amount (USD)	Shortfall from Prior month
Class A-1 Notes	$38,201.19	$38,201.19	$0.21	$0.21	$—	$467,865.04
Class A-2a Notes	$72,583.33	$72,583.33	$0.56	$0.56	$—	$442,422.95
Class A-2b Notes	$46,039.58	$46,039.58	$0.45	$0.45	$—	$341,428.99
Class A-3a Notes	$141,458.33	$141,458.33	$0.81	$0.81	$—	$652,808.62
Class A-3b Notes	$37,950.00	$37,950.00	$0.63	$0.63	$—	$220,448.95
Class A-4a Notes	$85,937.50	$85,937.50	$1.04	$1.04	$—	$323,479.64
Class A-4b Notes	$15,150.00	$15,150.00	$0.76	$0.76	$—	$78,258.78

Total Class A interest:						$2,526,712.97

5. Reimbursement of Liquidity Reserve Draws						$—

		Amount Due in AUD	Amount Due Per $1000 of Principal Amount (AUD)	Amount Paid Per $1000 of Principal Amount (AUD)	Shortfall from Prior month
6. Class B Notes		$41,519.79	$4.59	$4.59	$—	$41,519.79
Class C Notes		$82,210.86	$2.74	$2.74	$—	$82,210.86
Class D Notes		$56,310.76	$2.74	$2.74	$—	$56,310.76
Class E Notes		$50,678.04	$2.74	$2.74	$—	$50,678.04
Seller Notes		$33,788.10	$2.74	$2.74	$—	$33,788.10

Total interest:						$264,507.55
7. Reimbursement of Principal Draws*						$—
8. Defaulted Amounts*						$53,347.50
9. Reimbursement of charge-offs (excl. Seller charge offs)*						$—
10. Subordinated Hedge Payments to Counterparties:
Net Currency Swap Payment						$—
Net Interest Rate Swap Payment						$—
Net Currency Swap Termination Payment						$—
Net Interest Rate Swap Termination Payment						$—

Total Subordinated Hedge Payments to Counterparties						$—
11. Accrued Interest Adjustment						$—
12. Seller Notes coupon						$—
13. Reimbursement of Seller charge offs*						$—
14. Reimbursement of Redirected Liquidity Reserve Excess Balance (payable to Macquarie Bank)						$—
15. Excess Income to Unitholder						$2,269,856.02

*	to be allocated to Total Principal Collections

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2012
FX Rate	1.024
1 Month LIBOR	0.20900%
1 Month BBSW	3.33000%
Distribution Date	12/14/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

AUD

APPLICATION OF PRINCIPAL COLLECTIONS					$22,089,836.33

Subordination Percentage					11.61%
Sequential Paydown Test Satisfied?					Y
Pro-rata Paydown Test Satisifed?					N

1. Principal Distribution Amount:					$22,089,836.33
	USD Amount	Per $1000 of Principal Amount	AUD Amount	Per $1000 of Principal Amount
Class A-1 Notes	$22,619,992.40	$125.67	$22,089,836.33	$125.67
Class A-2a Notes	$—	$—	$—	$—
Class A-2b Notes	$—	$—	$—	$—
Class A-3a Notes	$—	$—	$—	$—
Class A-3b Notes	$—	$—	$—	$—
Class A-4a Notes	$—	$—	$—	$—
Class A-4b Notes	$—	$—	$—	$—

Class A Notes Total:	$22,619,992.40		$22,089,836.33

Class B Notes			$—	$—
Class C Notes			$—	$—
Class D Notes			$—	$—
Class E Notes			$—	$—
Seller Notes			$—	$—

Total Noteholders Principal			$22,089,836.33

2. Excess Capital to Unitholders					$—

PRINCIPAL DRAWS

Beginning Unreimbursed Principal Draws					$—
Principal Draw					$—
Reimbursement of Principal Draw					$—
Ending Unreimbursed Principal Draw					$—

V. LIQUIDITY RESERVE ACCOUNT					AUD

Liquidity Reserve Percentage of Initial Adjusted Pool Balance					1.00%
Beginning Period Required Amount					$8,229,468.75

Beginning Period Amount					$8,229,468.75
Current Period Release to Collection Account					$—
Current Period Release to Depositor					$—

Current Period Deposit					$—

Liquidity Reserve Excess Balance					$435,020.57
Required Liquidity Reserve Balance					$7,794,448.18
Ending Period Amount					$7,794,448.18
Beginning Unreimbursed Liquidity Reserve Draw					$—
Ending Unreimbursed Liquidity Reserve Draw					$—
Beginning Liquidity Reserve Excess Balance					$—
1. Redirected Liquidity Reserve Release for Principal Draws					$—
2. Redirected Liquidity Reserve Release for Defaulted Amounts					$—
3. Redirected Liquidity Reserve Release for Charge-Offs (Other Than Seller Charge-Offs)					$—
4. Redirected Liquidity Reserve Release for Seller Charge-Offs					$—
5. Reimbursement of Redirected Liquidity Reserve Excess Release (payble to Macquarie Bank)					$—

Ending Liquidity Reserve Excess Balance					$—

SMART ABS SERIES 2012-4US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2012
FX Rate	1.024
1 Month LIBOR	0.20900%
1 Month BBSW	3.33000%
Distribution Date	12/14/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

VI. DELINQUENCY AND NET LOSS ACTIVITY				AUD
	Units Percent	Units	Dollars Percent	Dollar Amount

30 - 60 Days	0.10%	26	0.15%	$1,149,336
61 + Days	0.08%	21	0.06%	$447,346

Total	0.19%	47	0.20%	$1,596,682.00
Delinquent Receivables 61 + days past due				$447,346.00
Delinquency ratio for Current Collection Period				0.05739%
Delinquency Ratio 61+ for 1st Preceding Collection Period				0.01413%
Delinquency Ratio 61+ for 2nd Preceding Collection Period				0.00000%
Three-Month Average Delinquency Ratio				0.02384%
Charge-Offs
Beginning unreimbursed Charge-offs				$—
Gross Principal of Charge-Off for Current Period				$—
Reimbursement of Charge-Offs for Current Period				$—
Net Charge-offs for Current Period				$—

Ending Unreimbursed Charge-Offs				$—

Beginning Pool Balance for Current Period				$801,534,654.00

Net Loss Ratio				0.00684%
Net Loss Ratio for 1st Preceding Collection Period				0.00267%
Net Loss Ratio for 2nd Preceding Collection Period				0.00000%
Three-Month Average Net Loss Ratio				0.00317%
Cumulative Net Losses for All Periods				$74,777.06
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

VII. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to Report
Most Recent Form ABS15-G
Filed by: Macquarie Securities Management Pty Limited
CIK: 0001541418
Date: February 12, 2012

VIII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent SMART Receivables and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

				No

2. Have there been any material modifications, extensions or waivers to SMART Receivables terms, fees, penalties or payments during the preceding Monthly Period?				No

3. Have there been any material breaches of representations, warranties or covenants with respect to any SMART Receivable?				No

Signature:	/s/ Adam Price	/s/ Jenny Chamberlain
Name:	Adam Price	Jenny Chamberlain

Title:	Associate Director	Senior Manager

Date:	12/11/2012	12/11/2012